REINSURANCE - Reinsurance Funds Withheld, Deposit Liability, Policyholders' Account Balances and Embedded Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Asset
Reinsurance funds withheld, net	$ 6,414	$ 5,652
Embedded derivatives	126	154
Reinsurance funds withheld, total		5,806
Reinsurance funds withheld, total	6,540	5,812
Liability
Policyholders' account balance, excluding embedded derivatives	6,758	5,652
Embedded derivatives	236	181
Policyholders' account balance, total	6,994	5,833
Deposit liability	1,632	1,657
Deposit accounting
Asset
Reinsurance funds withheld, net	1,586	1,603
Embedded derivatives	16	17
Liability
Policyholders' account balance, excluding embedded derivatives	0	0
Embedded derivatives	0	0
Deposit liability	1,632	1,657
Interest sensitive investment type
Asset
Reinsurance funds withheld, net	4,828	4,049
Embedded derivatives	110	137
Liability
Policyholders' account balance, excluding embedded derivatives	6,758	5,652
Embedded derivatives	236	181
Deposit liability	$ 0	$ 0